Stockholders' Equity (Detail Textuals)	1 Months Ended				6 Months Ended
	Feb. 23, 2018 USD ($) $ / shares shares	Feb. 21, 2018 USD ($) $ / shares shares	Feb. 29, 2016 USD ($)	Feb. 29, 2016 CNY (¥)	Mar. 31, 2018 USD ($)	Oct. 24, 2016	Jan. 22, 2016 USD ($)	Jan. 22, 2016 CNY (¥)	Jan. 21, 2016 USD ($)	Jan. 21, 2016 CNY (¥)
Stockholders Equity [Line Items]
Gross proceeds from initial public offering					$ 7,728,000
IPO
Stockholders Equity [Line Items]
Number of ordinary shares | shares		1,680,000
Initial public offering price | $ / shares		$ 4.00
Gross proceeds from initial public offering		$ 6,720,000
ViewTrade Securities, Inc. | IPO
Stockholders Equity [Line Items]
Number of ordinary shares | shares	252,000
Initial public offering price | $ / shares	$ 4.00
Gross proceeds from initial public offering	$ 1,008,000
Forest Food | National Trust Limited
Stockholders Equity [Line Items]
Minority interest						3.85%
Board of Directors | National Trust Limited
Stockholders Equity [Line Items]
Capital contribution from non controlling interest			$ 915,414	¥ 5,999,784
Counted toward registered capital			$ 107,461	¥ 704,200
Board of Directors | Forest Food
Stockholders Equity [Line Items]
Increase registered capital							$ 2,124,320	¥ 17,600,000	$ 603,500	¥ 5,000,000